Related Party Transactions (Details) - USD ($)											1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 18, 2024	Oct. 01, 2024	Sep. 01, 2024	Aug. 21, 2024	Apr. 01, 2024	Mar. 28, 2024	Feb. 01, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 08, 2024	Aug. 13, 2024	Aug. 09, 2024
Related Party Transactions [Line Items]
Amount of capital contribution										$ 25,000
Price per share (in Dollars per share)										$ 0.004			$ 10.05
Agreed to loan aggregate amount													$ 1,200,000
Outstanding balance of repayment												179,665
Monthly fee paid												196,806	204,541
Outstanding borrowing													$ 1,200,000
Number of share issued												$ 25,000
Private Placement Warrant [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)													$ 1
Closing date of warrants													30 days
Working capital loans													$ 1,500,000
Warrant [Member]
Related Party Transactions [Line Items]
Loans convertible													$ 1,500,000
Amendment to Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment						Jan. 01, 2024
Second Amendment to the Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment																Apr. 01, 2024
Third Amendment to the Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Effective date of fees payment														Nov. 01, 2024
Sponsor [Member]
Related Party Transactions [Line Items]
Subject to forfeiture shares (in Shares)								75,000
Venture Collective LLC [Member]
Related Party Transactions [Line Items]
Agreed to loan aggregate amount									$ 27,083
The Venture Collective LLC [Member]
Related Party Transactions [Line Items]
Monthly fee paid						$ 27,083.33
The Venture Collective LLC [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Monthly fee paid		$ 14,746	$ 18,882		$ 24,091						$ 17,708.33
The Venture Collective LLC [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Monthly fee paid		$ 7,373	$ 14,746		$ 18,882		$ 24,091
Mr. Blitzer [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)				122,549
Borrowings															$ 2,500,000
Warrants and preferred stock purchases (in Shares)				31,250
Michael Blitzer [Member]
Related Party Transactions [Line Items]
Percentage of forgiveness outstanding balance				50.00%
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)	6,250,000									5,750,000
Number of shares effected share capitalization (in Shares)									575,000
Number of shares converted (in Shares)	6,200,000
Shares issued (in Shares)												6,250,000	50,000
Shares outstanding (in Shares)												6,250,000	50,000
Shares issued price per share (in Dollars per share)										$ 0.004
Number of share issued										$ 25,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)													50,000
Shares outstanding (in Shares)													50,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)								1
Shares issued (in Shares)													6,200,000
Shares outstanding (in Shares)													6,200,000
Conversion price per warrant (in Dollars per share)													$ 1
Class A Ordinary Shares [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)								1					1
Shares issued price per share (in Dollars per share)								$ 11.5					$ 11.5
Class A Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)													8,405,349
Shares outstanding (in Shares)													8,405,349
Series A Preferred Stock [Member] | Mr. Blitzer [Member]
Related Party Transactions [Line Items]
Number of share issued				$ 1,250,000
Founders Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)										5,750,000
Number of shares effected share capitalization (in Shares)									575,000
Subject to forfeiture shares (in Shares)								75,000	825,000
Trading days													20 days
Trading day period of commencing IPO													30 days
Initial business combination period													150 days
Founders Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	50,000
Shares outstanding (in Shares)	50,000
Founders Shares [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	8,405,349
Shares outstanding (in Shares)	8,405,349
Closing price of shares (in Dollars per share)													$ 12
Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)									6,325,000
Number of shares effected share capitalization (in Shares)									6,325,000
Subject to forfeiture shares (in Shares)								6,250,000
IPO [Member]
Related Party Transactions [Line Items]
Shares issued price per share (in Dollars per share)								$ 10
IPO [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to loan aggregate amount													$ 300,000
Outstanding balance of repayment								$ 179,665